Stockholders' Equity (Deficiency) (Details Textual 2) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Stockholders Equity Note [Line Items]
Common stock, shares issued	2,296,667	1,450,963
Number of stock options outstanding, description		The Company amended 4,375 of these stock options held by five optionees such that the exercise price of the options was adjusted to be denominated in US$. No other terms of the stock options were amended. As a result of the amendment, the Company recognized $85,094 in stock option liability expense and $260,969 was reclassified to equity during the year ended June 30, 2017.
Stock option modification, description	The year ended June 30, 2018, certain stock options were modified pursuant to the resignation of the Company’s former Chairman. A total of 1,500 options had their vesting accelerated such that they became fully vested on June 2, 2018, resulting in additional stock option expense of $679. In addition, a total of 4,500 (including the 1,500 whose vesting was accelerated) options were modified such that their remaining exercise period was increased from 90 days to one year, resulting in additional stock option expense of $2,182.
Warrant [Member]
Stockholders Equity Note [Line Items]
Warrant, description	i) As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $35.00 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $40.60 until April 12, 2022. ii) The Valent warrants were exercised at $15.40 (CA$20.00) for proceeds of $192,075. iii) The 2015 Investor Warrants are exercisable at a price of $30.00. The warrants expire on July 31, 2020. During the year ended June 30, 2018, nil (2017 – 4,875) warrants were exercised for proceeds of $0 (2017 – $146,250). iv) Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below. v) As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Number of stock options outstanding, description	The stock option expense of $495,925 (2017 – $124,747) for the years ended June 30, 2018 and 2017 has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at June 30, 2018 was $0 (2017 – $56,783) and the aggregate intrinsic value of stock options exercisable at June 30, 2018 was $0 (2017 – $56,783). As at June 30, 2018 there was $527,271 in unrecognized compensation expense that will be recognized over the next 2.9 years. No stock options granted under the Plan have been exercised to June 30 2018. Upon the exercise of stock options new shares will be issued.
Unvested stock options, description	The aggregate intrinsic value of unvested stock options at June 30, 2018 was $0 (2017 – $0). The unvested stock options have a remaining weighted average contractual term of 8.81 (2017 – 9.35) years.
Stock option modification, description	The Company’s former President and Chief Operating Officer. A total of 6,760 options had their vesting accelerated such that they became fully vested on December 22, 2017, resulting in additional stock option expense of $93,777. In addition, a total of 21,860 options were modified such that their remaining exercise period was increased from one year to three years, resulting in additional stock option expense of $28,561.
Omnibus Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued	780,000
Percentage of fully diluted shares of common stock	8.00%
Legacy plan, description	In addition, 120,000 PSU’s have been issued under the 2017 Plan leaving a potential 397,317 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.
Shares issued for services, shares	169,985
Subject to outstanding stock options granted	92,698
Performance Stock Units [Member]
Stockholders Equity Note [Line Items]
Fully diluted market capitalization amount	$ 500,000,000
Recognized expense related to the PSUs	48,624	$ 0
Unrecognized compensation expense	$ 526,140	$ 0
Unrecognized compensation expense, term	3 years 2 months 27 days
Number of shares outstanding	120,000
Number of stock options outstanding, description	The number of stock options outstanding are 2,500 stock options granted at an exercise price of CA $20.00. The exercise prices for these stock options shown in the above table have been converted to $15.50 US$ using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested.